Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value - Summary of Gains or losses related to financial instruments at FVTPL (Details)
$ in Thousands, ₩ in Millions
12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Income, expense, gains or losses of financial instruments [abstract]
Gain on financial instruments at fair value through profit or loss measured at fair value	₩ 238,502		₩ 325,649	₩ 422,374
Gain (loss) on financial instruments at fair value through profit or loss designated as upon initial recognition	0		102	(665)
Total	₩ 238,502	$ 189,257	₩ 325,751	₩ 421,709